UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3329

Variable Insurance Products Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2018

This report on Form N-CSR relates solely to the Registrant’s VIP Floating Rate High Income Portfolio series (the “Fund”).

Item 1.

Reports to Stockholders

Fidelity® Variable Insurance Products: Floating Rate High Income Portfolio Annual Report December 31, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, by contacting your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548. Your election to receive reports in paper will apply to all funds available under your variable insurance product.

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2018	Past 1 year	Life of fundA
Initial Class	(0.16)%	2.45%
Investor Class	(0.30)%	2.41%

 A From April 9, 2014

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Floating Rate High Income Portfolio - Initial Class on April 9, 2014, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P®/LSTA Leveraged Performing Loan Index performed over the same period.

Period Ending Values
$11,216	VIP Floating Rate High Income Portfolio - Initial Class
$11,666	S&P®/LSTA Leveraged Performing Loan Index

Management's Discussion of Fund Performance

Market Recap:  Following a turbulent December, floating-rate bank loans eked out a 0.60% gain in 2018, as measured by the S&P/LSTA® Leveraged Performing Loan Index. Loans began the year on a strong note, advancing 1.01% in January, as investors refocused their attention on interest rate risk amid rising U.S. Treasury yields. The asset class was relatively immune to the volatility that hampered stocks and credit in February and March, posting a modestly positive return in each month. Loan prices rose during the first half of April, then gave back some of that upturn, as rising interest rates began to weigh on investors’ risk appetite. Following modest returns in May and June, loans rode strong corporate earnings and robust U.S. economic growth to a solid gain from July through September. Loan performance was roughly flat in October – a relative positive in light of the risk-aversion that weighed on other asset classes. For the remainder of the year, however, loans were caught up in the across-the-board flight from risk that gripped credit and equity markets. Performance within the index was mixed, with more-defensive categories, such as retailers, utilities, and radio & television generating the best returns among larger index members. On the downside, containers & glass products, publishing, and drugs were among the poorest performers. From a credit-quality perspective, lower-quality loans did best, reflecting investor confidence for most of 2018, amid a solid fundamental backdrop.

Comments from Co-Portfolio Managers Eric Mollenhauer and Kevin Nielsen:  For the year, the fund's share classes had roughly flat returns, modestly trailing the benchmark S&P/LSTA® Leveraged Performing Loan Index. Within the benchmark, CCC-rated loans produced the best return in 2018. However, we take a selective approach to this part of the market. As a result, the fund's performance versus the benchmark was moderately hampered by underweighted exposure to loans rated CCC, as well as security selection effects in that rating tier. A modest allocation to high-yield bonds, which lagged the S&P/LSTA index, also detracted. On the plus side, a higher-than-normal cash stake of about 8%, on average, helped amid rising risk-aversion late in the year. The primary individual relative detractors were radio station operator Clear Channel Communications, now called iHeartMedia, and Lannett, a maker of generic drugs. Conversely, the top individual relative contributors were not owning loans issued by lagging benchmark member Catalina Marketing Group and a sizable overweighting in satellite provider Intelsat. Looking ahead, we believe the volatility that gripped the loan market in late 2018 has provided a window of opportunity to add loans that may offer attractive total-return potential.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Five Holdings as of December 31, 2018

(by issuer, excluding cash equivalents)	% of fund's net assets
Bass Pro Shops LLC.	2.3
Intelsat Jackson Holdings SA	2.3
Frontier Communications Corp.	1.6
Asurion LLC	1.5
MA FinanceCo. LLC	1.1
8.8

Top Five Market Sectors as of December 31, 2018

% of fund's net assets
Technology	15.3
Telecommunications	7.9
Services	6.2
Gaming	5.9
Healthcare	5.3

Quality Diversification (% of fund's net assets)

As of December 31, 2018
BBB	3.9%
BB	29.5%
B	54.1%
CCC,CC,C	4.7%
Not Rated	1.4%
Equities	0.1%
Short-Term Investments and Net Other Assets	6.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of December 31, 2018*
Bank Loan Obligations	89.9%
Nonconvertible Bonds	3.7%
Common Stocks	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	6.3%

 * Foreign investments - 11.3%

Schedule of Investments December 31, 2018

Showing Percentage of Net Assets

Bank Loan Obligations - 89.9%
	Principal Amount	Value
Aerospace - 1.6%
DAE Aviation Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.27% 7/7/22 (a)(b)	$413,390	$407,706
TransDigm, Inc.:
Tranche E, term loan 3 month U.S. LIBOR + 2.500% 5.0224% 5/30/25 (a)(b)	979,897	922,485
Tranche F, term loan 3 month U.S. LIBOR + 2.500% 5.0224% 6/9/23 (a)(b)	1,733,166	1,631,342
Wesco Aircraft Hardware Corp.:
Tranche A, term loan 3 month U.S. LIBOR + 3.000% 5.5224% 11/30/20 (a)(b)	307,667	297,477
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.0224% 2/28/21 (a)(b)	490,000	468,871
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.28% 4/30/25 (a)(b)	374,063	360,503
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 10.28% 4/30/26 (a)(b)	120,000	117,450

TOTAL AEROSPACE		4,205,834

Air Transportation - 0.3%
Transplace Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2196% 10/5/24 (a)(b)	371,567	362,278
XPO Logistics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.5093% 2/23/25 (a)(b)	445,000	423,987

TOTAL AIR TRANSPORTATION		786,265

Automotive & Auto Parts - 0.7%
Caliber Holdings Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.5224% 2/1/24 (a)(b)	151,397	149,379
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.7724% 2/1/25 (a)(b)	45,000	44,663
Hertz Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.28% 6/30/23 (a)(b)	742,288	712,069
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.303% 11/27/20 (a)(b)	148,593	134,477
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.000% 11.803% 11/27/21 (a)(b)	500,000	423,125
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 8.0207% 4/18/23 (a)(b)	360,846	359,042

TOTAL AUTOMOTIVE & AUTO PARTS		1,822,755

Broadcasting - 1.2%
AppLovin Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2724% 8/15/25 (a)(b)	750,000	735,000
CBS Radio, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2563% 11/18/24 (a)(b)	1,166,661	1,096,661
ION Media Networks, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.28% 12/18/20(a)(b)	515,956	499,615
NEP/NCP Holdco, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7724% 10/19/25 (a)(b)	170,000	162,457
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.5224% 10/19/26 (a)(b)	125,000	116,875
Raycom Media, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 6.75% 8/23/24 (a)(b)	519,678	517,729

TOTAL BROADCASTING		3,128,337

Building Materials - 1.2%
COVIA Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.553% 6/1/25 (a)(b)	373,125	268,650
GYP Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2724% 6/1/25 (a)(b)	974,621	916,143
Hamilton Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.81% 7/2/25 (a)(b)	621,875	593,891
HD Supply, Inc. Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 4.2724% 10/17/23 (a)(b)	498,750	477,553
Jeld-Wen, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.803% 12/14/24 (a)(b)	158,400	150,349
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.6% 9/27/24 (a)(b)	375,000	359,063
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.303% 5/21/22 (a)(b)	326,961	317,152

TOTAL BUILDING MATERIALS		3,082,801

Cable/Satellite TV - 2.9%
Cable One, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.28% 5/1/24 (a)(b)	128,375	122,171
Charter Communication Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.53% 4/30/25 (a)(b)	2,353,737	2,251,067
CSC Holdings LLC:
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9551% 1/25/26 (a)(b)	497,500	476,147
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.7454% 1/15/26 (a)(b)	1,000,000	945,000
Mediacom Illinois LLC Tranche N, term loan 3 month U.S. LIBOR + 1.750% 4.17% 2/15/24 (a)(b)	493,459	469,610
Numericable LLC Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 6.4551% 8/14/26 (a)(b)	125,000	117,813
SFR Group SA Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.688% 6.1426% 1/31/26 (a)(b)	497,487	460,673
Unitymedia Finance LLC Tranche E, term loan 3 month U.S. LIBOR + 2.000% 4.4551% 6/1/23 (a)(b)	500,000	484,205
Virgin Media Bristol LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9551% 1/15/26 (a)(b)	650,000	614,172
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7196% 8/19/23 (a)(b)	1,590,424	1,469,154
Zayo Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.5224% 1/19/21 (a)(b)	245,625	238,718

TOTAL CABLE/SATELLITE TV		7,648,730

Capital Goods - 0.5%
AECOM Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.2556% 3/13/25 (a)(b)	245,475	233,663
Altra Industrial Motion Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.5224% 10/1/25 (a)(b)	492,537	466,679
Apergy Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.0625% 5/9/25 (a)(b)	156,024	146,273
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.7719% 11/15/26 (a)(b)	85,000	83,513
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2719% 11/15/25 (a)(b)	290,000	283,838

TOTAL CAPITAL GOODS		1,213,966

Chemicals - 2.6%
Invictus U.S. Newco LLC:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.495% 3/28/25 (a)(b)	178,650	173,589
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.245% 3/28/26 (a)(b)	100,000	99,750
Jade Germany GmbH Tranche B, term loan 3 month U.S. LIBOR + 5.500% 8.0935% 5/31/23 (a)(b)	369,375	354,600
MacDermid, Inc.:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 4% 6/7/23 (a)(b)	330,967	328,485
Tranche B 7LN, term loan 3 month U.S. LIBOR + 2.500% 5.0224% 6/7/20 (a)(b)	66,956	66,600
Tranche B, term loan 3 month U.S. LIBOR + 2.250% 11/16/25 (a)(b)(c)	415,000	402,031
Messer Industrie GmbH Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 9/28/25 (a)(b)(c)	1,000,000	946,670
OCI Partners LP Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.803% 3/13/25 (a)(b)	868,438	849,983
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.500% 5.9375% 10/11/24 (a)(b)	714,156	687,375
PQ Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.0266% 2/8/25 (a)(b)	228,393	215,832
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5992% 10/1/25 (a)(b)	1,500,000	1,432,500
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.28% 4/3/25 (a)(b)	758,034	725,817
Thermon Holding Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.0993% 10/30/24 (a)(b)	237,735	231,197
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. term loan 3 month U.S. LIBOR + 2.000% 4.5224% 9/6/24 (a)(b)	127,178	120,978
Univar, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7724% 7/1/24 (a)(b)	436,518	416,656
W. R. Grace & Co.-Conn.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.553% 4/3/25 (a)(b)	180	173
Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 4.553% 4/3/25 (a)(b)	308	297

TOTAL CHEMICALS		7,052,533

Consumer Products - 1.1%
Coty, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.6332% 4/5/25 (a)(b)	995,000	916,644
CSM Bakery Supplies Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.41% 7/3/20 (a)(b)	140,550	129,165
Owens & Minor Distribution, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.8492% 4/30/25 (a)(b)	498,750	381,544
Prestige Brands, Inc. term loan 3 month U.S. LIBOR + 2.000% 4.5224% 1/26/24 (a)(b)	143,996	138,288
Resideo Funding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.49% 10/25/25 (a)(b)	625,000	603,125
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.4551% 6/15/25 (a)(b)	194,025	177,775
Weight Watchers International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.56% 11/29/24 (a)(b)	703,000	693,038

TOTAL CONSUMER PRODUCTS		3,039,579

Containers - 2.7%
Anchor Glass Container Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.2393% 12/7/23 (a)(b)	539,041	448,946
Ball Metalpack Finco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.0224% 7/31/25 (a)(b)	363,175	351,372
Berlin Packaging, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4236% 11/7/25 (a)(b)	910,425	855,153
Berry Global, Inc.:
Tranche Q, term loan 3 month U.S. LIBOR + 2.000% 4.3869% 10/1/22 (a)(b)	632,699	616,882
Tranche R, term loan 3 month U.S. LIBOR + 2.000% 4.3869% 1/19/24 (a)(b)	327,500	318,376
Tranche S, term loan 3 month U.S. LIBOR + 1.750% 4.1369% 2/8/20 (a)(b)	64,433	63,218
Tranche T, term loan 3 month U.S. LIBOR + 1.750% 4.1369% 1/6/21 (a)(b)	859,167	837,447
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.6581% 4/3/24 (a)(b)	492,500	462,128
Charter Nex U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2724% 5/16/24 (a)(b)	709,842	670,211
Crown Americas LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.4794% 4/3/25 (a)(b)	239,138	237,569
Plastipak Packaging, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.03% 10/14/24 (a)(b)	77,791	74,329
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.2724% 2/5/23 (a)(b)	2,370,175	2,251,666

TOTAL CONTAINERS		7,187,297

Diversified Financial Services - 4.3%
AlixPartners LLP Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.2724% 4/4/24 (a)(b)	616,544	591,000
Alpine Finance Merger Sub LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.5224% 7/12/24 (a)(b)	148,125	139,608
AssuredPartners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7724% 10/22/24 (a)(b)	486,729	458,440
Avolon TLB Borrower 1 (U.S.) LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.4701% 1/15/25 (a)(b)	1,957,505	1,877,580
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.0266% 10/31/24 (a)(b)	447,750	434,877
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.53% 4/27/24 (a)(b)	615,625	583,305
Deerfield Holdings Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7724% 2/13/25 (a)(b)	287,700	271,578
Financial & Risk U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2724% 10/1/25 (a)(b)	1,600,000	1,520,000
Finco I LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.5224% 12/27/22 (a)(b)	459,921	445,433
Fly Funding II SARL Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.6% 2/9/23 (a)(b)	677,051	653,916
Flying Fortress Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.553% 10/30/22 (a)(b)	500,000	488,855
Focus Financial Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 5.0224% 7/3/24 (a)(b)	180,220	174,026
Greensky Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.8125% 3/29/25 (a)(b)	48,927	47,337
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.6901% 3/1/25 (a)(b)	757,645	733,969
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.02% 7/3/24 (a)(b)	296,258	286,999
NAB Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.803% 6/30/24 (a)(b)	227,134	215,493
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.5038% 12/5/20 (a)(b)	174,205	170,720
SAI Global GP Tranche B, term loan 3 month U.S. LIBOR + 4.500% 7.206% 12/8/23 (a)(b)	200,284	175,249
TransUnion LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.5224% 4/9/23 (a)(b)	586,520	563,060
Tricorbraun Holdings, Inc. Tranche 1LN, term loan:
3 month U.S. LIBOR + 3.750% 6.5396% 11/30/23 (a)(b)	22,443	21,938
3 month U.S. LIBOR + 3.750% 6.553% 11/30/23 (a)(b)	222,727	217,716
Trident Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7724% 10/17/24 (a)(b)	917,115	859,795
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.78% 8/18/23 (a)(b)	488,750	475,065

TOTAL DIVERSIFIED FINANCIAL SERVICES		11,405,959

Diversified Media - 0.2%
Lamar Media Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.3125% 3/16/25 (a)(b)	277,900	269,794
WMG Acquisition Corp. Tranche F, term loan 3 month U.S. LIBOR + 2.125% 4.6474% 11/1/23 (a)(b)	375,000	360,281

TOTAL DIVERSIFIED MEDIA		630,075

Energy - 4.4%
Arctic LNG Carriers Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.0224% 5/18/23 (a)(b)	971,406	937,407
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.1434% 11/3/25 (a)(b)	625,000	577,344
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.869% 6/22/24 (a)(b)	920,006	856,756
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.4696% 5/21/25 (a)(b)	348,250	318,649
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.8974% 12/31/21 (a)(b)	1,457,333	1,424,543
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.2563% 12/31/22 (a)(b)	625,000	604,169
Calpine Construction Finance Co. LP Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.0224% 1/15/25 (a)(b)	371,250	350,274
Citgo Petroleum Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.303% 7/29/21 (a)(b)	539,773	526,953
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9324% 5/7/25 (a)(b)	1,044,750	1,010,796
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.7724% 3/13/25 (a)(b)	744,375	725,148
EG America LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.8134% 2/6/25 (a)(b)	89,774	86,295
Equitrans Midstream Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 12/13/23 (a)(b)(c)	375,000	365,936
Foresight Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 8.2766% 3/28/22 (a)(b)	230,631	225,345
FTS International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.2724% 4/16/21 (a)(b)	273,751	268,733
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 8.5038% 3/1/24 (a)(b)	1,300,000	984,750
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.6946% 7/18/25 (a)(b)	1,080,000	1,038,150
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 7.8853% 8/25/23 (a)(b)	443,241	336,309
Medallion Midland Acquisition Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7724% 10/30/24 (a)(b)	237,202	223,266
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.25% 11/14/25 (a)(b)	580,000	566,950
Terra-Gen Finance Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.77% 12/9/21 (a)(b)	364,578	291,662
TerraForm Power Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.5224% 11/8/22 (a)(b)	108,900	104,998

TOTAL ENERGY		11,824,433

Entertainment/Film - 0.3%
AMC Entertainment Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7051% 12/15/23 (a)(b)	305,562	292,882
AMC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7051% 12/15/22 (a)(b)	242,500	232,679
SMG U.S. Midco 2, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.5224% 1/23/25 (a)(b)	282,863	273,435

TOTAL ENTERTAINMENT/FILM		798,996

Environmental - 0.7%
ADS Waste Holdings, Inc. term loan 3 month U.S. LIBOR + 2.250% 4.6686% 11/10/23 (a)(b)	244,467	234,459
GFL Environmental, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.5224% 5/31/25 (a)(b)	498,747	464,084
Hd Supply Waterworks Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.7214% 8/1/24 (a)(b)	128,700	124,089
The Brickman Group, Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.0286% 8/15/25 (a)(b)	746,250	710,803
Tunnel Hill Partners LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 10/1/25 (a)(b)(c)	165,000	160,760
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.5224% 12/20/24 (a)(b)	316,986	307,080

TOTAL ENVIRONMENTAL		2,001,275

Food & Drug Retail - 3.3%
Agro Merchants Intermediate Ho Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.553% 12/6/24 (a)(b)	247,569	237,048
Albertson's LLC:
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 5.5224% 10/29/25 (a)(b)	1,000,000	946,250
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.8216% 12/21/22 (a)(b)	406,119	389,139
Amneal Pharmaceuticals LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.0625% 5/4/25 (a)(b)	248,692	235,221
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 10.6106% 5/31/24 (a)(b)	1,368,125	1,304,275
GOBP Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.553% 10/22/25 (a)(b)	485,000	472,065
JBS USA Lux SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.26% 10/30/22 (a)(b)	1,736,121	1,666,676
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 8.1531% 11/20/25 (a)(b)	245,000	233,975
Lannett Co., Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.5224% 11/25/20 (a)(b)	29,782	27,647
Tranche B, term loan 3 month U.S. LIBOR + 5.375% 7.8974% 11/25/22 (a)(b)	1,567,891	1,274,696
RPI Finance Trust Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.000% 4.5224% 3/27/23 (a)(b)	713,864	689,007
Smart & Final, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.0224% 11/15/22 (a)(b)	875,000	803,364
Welbilt, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.0224% 10/23/25 (a)(b)	475,000	451,644

TOTAL FOOD & DRUG RETAIL		8,731,007

Food/Beverage/Tobacco - 1.4%
8th Avenue Food & Provisions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0993% 10/1/25 (a)(b)	150,000	146,625
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.0224% 10/7/23 (a)(b)	1,227,160	1,140,498
Eg Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.8134% 2/6/25 (a)(b)	502,145	482,687
Post Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.51% 5/24/24 (a)(b)	940,489	904,440
Shearer's Foods, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.2724% 6/30/22 (a)(b)	250,467	230,429
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.7724% 6/30/21 (a)(b)	486,864	464,551
U.S. Foods, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.5224% 6/27/23 (a)(b)	365,625	350,086

TOTAL FOOD/BEVERAGE/TOBACCO		3,719,316

Gaming - 5.8%
Affinity Gaming LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7724% 7/1/23 (a)(b)	230,375	218,568
AP Gaming I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.0224% 2/15/24 (a)(b)	247,450	241,883
Aristocrat Technologies, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.219% 10/19/24 (a)(b)	1,107,360	1,060,297
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.666% 9/15/23 (a)(b)	346,396	332,973
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2724% 12/22/24 (a)(b)	1,717,538	1,646,380
CCM Merger, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7724% 8/8/21 (a)(b)	234,799	227,560
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7724% 4/18/24 (a)(b)	821,501	776,022
Eldorado Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.75% 4/17/24 (a)(b)	418,991	399,788
Gaming VC Holdings SA Tranche B2 1LN, term loan 3 month U.S. LIBOR + 2.500% 5.0224% 3/15/24 (a)(b)	401,963	389,735
Gateway Casinos & Entertainment Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.803% 3/13/25 (a)(b)	671,625	643,081
Golden Entertainment, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 5.53% 10/20/24 (a)(b)	495,000	472,725
3 month U.S. LIBOR + 7.000% 9.53% 10/20/25 (a)(b)	200,000	191,500
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2367% 10/4/23 (a)(b)	1,582,155	1,518,869
Greektown Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.2724% 4/25/24 (a)(b)	137,900	135,832
Las Vegas Sands LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.2724% 3/27/25 (a)(b)	1,406,425	1,339,817
Mohegan Tribal Gaming Authority Tranche A, term loan 3 month U.S. LIBOR + 3.750% 6.2724% 10/14/21 (a)(b)	172,473	161,263
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7051% 10/15/25 (a)(b)	620,000	597,141
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 5.2503% 8/14/24 (a)(b)	2,196,528	2,056,104
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.303% 7/10/25 (a)(b)	1,492,500	1,439,024
Station Casinos LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.03% 6/8/23 (a)(b)	671,203	642,919
Wynn America LLC Tranche A 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.28% 12/31/21 (a)(b)	360,000	353,250
Wynn Resorts Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.78% 10/30/24 (a)(b)	375,000	353,674
Yonkers Racing Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 7.75% 5/31/24 (a)(b)	160,031	157,831

TOTAL GAMING		15,356,236

Healthcare - 4.5%
American Renal Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7724% 6/22/24 (a)(b)	518,995	506,020
Community Health Systems, Inc. Tranche H, term loan 3 month U.S. LIBOR + 3.250% 5.9566% 1/27/21 (a)(b)	443,514	425,458
CVS Holdings I LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.28% 2/6/25 (a)(b)	158,800	150,066
Excelsior Merger Sub LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.5224% 7/2/25 (a)(b)	497,500	490,038
Grifols, S.A. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.6648% 1/31/25 (a)(b)	614,063	588,051
HLF Financing SARL LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7724% 8/18/25 (a)(b)	1,057,350	1,026,380
Innoviva, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 7.1458% 8/18/22 (a)(b)	14,850	14,776
LifeScan Global Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 8.396% 10/1/24 (a)(b)	300,000	282,750
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.553% 6/7/23 (a)(b)	643,124	607,752
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7556% 6/30/25 (a)(b)	1,456,012	1,347,262
PAREXEL International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.2724% 9/27/24 (a)(b)	454,250	409,393
Press Ganey Holdings, Inc. Tranche 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2724% 10/21/23 (a)(b)	413,171	396,128
Prospect Medical Holdings, Inc. Tranche 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.9375% 2/22/24 (a)(b)	277,900	273,732
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 7.129% 11/16/25 (a)(b)	1,250,000	1,182,813
Surgery Center Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.78% 8/31/24 (a)(b)	870,284	826,230
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.5224% 6/23/24 (a)(b)	538,945	513,884
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 7.053% 12/31/22 (a)(b)	1,178,788	1,119,259
Valeant Pharmaceuticals International, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 5.1289% 11/27/25 (a)(b)	617,188	584,403
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3789% 6/1/25 (a)(b)	958,796	913,790
Wink Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.5224% 12/1/24 (a)(b)	371,250	351,017

TOTAL HEALTHCARE		12,009,202

Homebuilders/Real Estate - 1.7%
DTZ U.S. Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7724% 8/21/25 (a)(b)	872,813	833,536
Forest City Enterprises LP Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3832% 12/7/25 (a)(b)	375,000	364,999
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2724% 1/30/24 (a)(b)	460,872	435,141
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2724% 1/30/24 (a)(b)	24,753	23,371
MGM Growth Properties Operating Partner LP Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.5224% 3/23/25 (a)(b)	530,013	506,353
Pisces Midco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.1752% 4/12/25 (a)(b)	497,500	452,725
Realogy Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7051% 2/8/25 (a)(b)	365,700	345,586
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.5038% 12/22/24 (a)(b)	1,693,182	1,613,027

TOTAL HOMEBUILDERS/REAL ESTATE		4,574,738

Hotels - 1.4%
ESH Hospitality, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.5224% 8/30/23 (a)(b)	284,148	272,381
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.5224% 11/30/23 (a)(b)	983,731	941,745
Marriott Ownership Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7724% 8/31/25 (a)(b)	1,320,000	1,287,000
Wyndham Destinations, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7724% 5/31/25 (a)(b)	498,750	484,411
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.2724% 5/30/25 (a)(b)	798,000	766,080

TOTAL HOTELS		3,751,617

Insurance - 3.7%
Acrisure LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.750% 6.2724% 11/22/23 (a)(b)	995,000	937,788
Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.7724% 11/22/23 (a)(b)	66,014	63,827
Alliant Holdings Intermediate LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.2051% 5/10/25 (a)(b)	840,148	792,310
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2415% 1/25/24 (a)(b)	245,000	233,669
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 5.5224% 11/3/23 (a)(b)	1,293,036	1,236,465
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 5.5224% 11/3/24 (a)(b)	497,500	474,958
Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 5.5224% 8/4/22 (a)(b)	667,084	639,447
3 month U.S. LIBOR + 6.500% 9.0224% 8/4/25 (a)(b)	1,645,000	1,623,418
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.2399% 4/25/25 (a)(b)	2,445,219	2,303,861
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.803% 5/16/24 (a)(b)	1,611,916	1,517,216

TOTAL INSURANCE		9,822,959

Leisure - 2.9%
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.5224% 7/31/24 (a)(b)	401,324	383,935
Crown Finance U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 5.0224% 2/28/25 (a)(b)	1,364,688	1,287,351
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.0224% 2/1/24 (a)(b)	2,260,522	2,132,418
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.5224% 9/8/24 (a)(b)	75,000	74,875
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 5.5224% 3/8/24 (a)(b)	309,507	298,288
Fitness International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7724% 4/18/25 (a)(b)	174,125	166,725
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.4566% 6/10/22 (a)(b)	447,153	429,392
NVA Holdings, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 5.2724% 2/2/25 (a)(b)	1,616,208	1,519,236
SeaWorld Parks & Entertainment, Inc. Tranche B 5LN, term loan 3 month U.S. LIBOR + 3.000% 5.5224% 3/31/24 (a)(b)	219,442	209,018
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.2724% 7/6/24 (a)(b)	246,875	241,217
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 12/20/25 (a)(b)(c)	375,000	360,000
Varsity Brands Holding Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.0224% 12/15/24 (a)(b)	618,753	596,837

TOTAL LEISURE		7,699,292

Metals/Mining - 0.4%
American Rock Salt Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2724% 3/21/25 (a)(b)	297,750	288,073
Asp Prince Merger Sub, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.1601% 3/29/25 (a)(b)	372,188	338,691
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.7766% 10/17/22 (a)(b)	468,099	394,373

TOTAL METALS/MINING		1,021,137

Paper - 0.9%
Caraustar Industries, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 8.303% 3/14/22 (a)(b)	921,206	911,994
Flex Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.3493% 12/29/23 (a)(b)	709,817	667,817
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5992% 6/29/25 (a)(b)	872,813	824,371

TOTAL PAPER		2,404,182

Publishing/Printing - 1.6%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.7538% 6/7/23 (a)(b)	781,447	667,161
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 7.553% 11/3/23 (a)(b)	663,717	597,512
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.5224% 5/29/21 (a)(b)	482,500	436,059
Learning Care Group (U.S.) No 2 Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7558% 3/13/25 (a)(b)	794,000	760,255
McGraw-Hill Global Education Holdings, LLC term loan 3 month U.S. LIBOR + 4.000% 6.5224% 5/4/22 (a)(b)	634,990	571,687
Merrill Communications LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.7766% 6/1/22 (a)(b)	108,339	107,797
Proquest LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7724% 10/24/21 (a)(b)	479,794	466,600
Scripps (E.W.) Co. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.5224% 10/2/24 (a)(b)	246,875	238,852
Springer Science+Business Media Deutschland GmbH Tranche B 13LN, term loan 3 month U.S. LIBOR + 3.500% 5.9584% 8/24/22 (a)(b)	575,004	561,348

TOTAL PUBLISHING/PRINTING		4,407,271

Restaurants - 1.5%
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7724% 2/17/24 (a)(b)	2,080,487	1,978,189
CEC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7724% 2/14/21 (a)(b)	449,097	414,292
K-Mac Holdings Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7538% 3/16/25 (a)(b)	387,386	368,261
KFC Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.2196% 4/3/25 (a)(b)	317,740	309,600
Red Lobster Hospitality LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.7724% 7/28/21 (a)(b)	496,114	477,510
Restaurant Technologies, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.646% 10/1/25 (a)(b)	150,000	145,500
Tacala Investment Corp. term loan 3 month U.S. LIBOR + 3.250% 5.7724% 2/1/25 (a)(b)	253,088	242,015

TOTAL RESTAURANTS		3,935,367

Services - 6.1%
Acosta, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7724% 9/26/21 (a)(b)	250,701	150,990
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 10.053% 6/13/25 (a)(b)	625,000	573,663
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.303% 6/13/24 (a)(b)	1,411,066	1,311,289
Ancestry.Com Operations, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.78% 10/19/23 (a)(b)	447,350	426,660
Aramark Services, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.2724% 3/11/25 (a)(b)	699,497	677,931
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.2724% 3/28/24 (a)(b)	242,794	234,828
Avantor, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.5716% 11/21/24 (a)(b)	471,931	456,202
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.7324% 6/21/24 (a)(b)	739,987	701,035
Bright Horizons Family Solutions Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.2724% 11/7/23 (a)(b)	139,790	134,198
CRCI Longhorn Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.8869% 8/8/25 (a)(b)	219,450	209,026
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.5224% 3/29/25 (a)(b)	218,350	209,981
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.5224% 11/21/24 (a)(b)	738,497	696,033
IRI Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.0224% 11/30/25 (a)(b)	250,000	243,125
KAR Auction Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.3125% 3/9/23 (a)(b)	148,999	144,715
KUEHG Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.553% 2/21/25 (a)(b)	1,105,439	1,059,154
Laureate Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.0266% 4/26/24 (a)(b)	2,075,781	2,031,152
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.5224% 2/27/25 (a)(b)	1,485,913	1,402,330
Prime Security Services Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2724% 5/2/22 (a)(b)	524,871	499,152
Science Applications International Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.2724% 10/31/25 (a)(b)	500,000	476,250
Sedgwick Claims Management Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 11/5/25 (a)(b)(c)	515,000	490,754
Spin Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.6864% 11/14/22 (a)(b)	1,820,574	1,733,186
SSH Group Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.7704% 7/30/25 (a)(b)	374,063	358,165
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2724% 8/29/25 (a)(b)	935,000	912,794
WASH Multifamily Acquisition, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7724% 5/14/22 (a)(b)	757,558	732,937
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.5224% 5/14/23 (a)(b)	40,000	38,400
Xerox Business Services LLC:
Tranche A, term loan 3 month U.S. LIBOR + 1.750% 4.2724% 12/7/22 (a)(b)	122,656	119,795
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.0224% 12/7/23 (a)(b)	347,900	329,854

TOTAL SERVICES		16,353,599

Steel - 0.1%
JMC Steel Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.862% 6/14/21 (a)(b)	158,442	152,738
Super Retail - 4.0%
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3493% 7/2/22 (a)(b)	420,942	278,348
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.5224% 9/25/24 (a)(b)	6,459,246	6,165,333
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4324% 2/3/24 (a)(b)	997,210	967,543
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.48% 11/17/24 (a)(b)	430,356	417,445
Davids Bridal, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 10.5% 10/11/19 (a)(b)	242,154	127,131
G-III Apparel Group Ltd. Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.7031% 12/1/22 (a)(b)	375,000	372,499
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.0224% 8/19/23 (a)(b)	493,302	464,168
Party City Holdings, Inc. term loan 3 month U.S. LIBOR + 2.500% 5.03% 8/19/22 (a)(b)	244,457	235,393
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7766% 1/26/23 (a)(b)	325,589	237,136
PetSmart, Inc. term loan 3 month U.S. LIBOR + 3.000% 5.38% 3/11/22 (a)(b)	561,579	442,243
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 0% 11/16/17 (a)(b)(d)	189,955	190
The Hillman Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.803% 5/31/25 (a)(b)	871,248	825,508

TOTAL SUPER RETAIL		10,532,937

Technology - 15.0%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2724% 8/3/25 (a)(b)	997,500	935,156
Applied Systems, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.5224% 9/19/24 (a)(b)	700,726	666,271
Aptean, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.500% 12.31% 12/20/23 (a)(b)	70,000	69,358
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 7.06% 12/20/22 (a)(b)	268,185	264,385
ATS Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2724% 2/28/25 (a)(b)	656,669	637,790
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 7.053% 10/2/25 (a)(b)	1,000,000	962,190
Bracket Intermediate Holding Corp. 1LN, term loan 3 month U.S. LIBOR + 4.250% 7.0013% 9/5/25 (a)(b)	379,050	373,364
Brave Parent Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.5224% 4/19/25 (a)(b)	224,436	216,020
Cabot Microelectronics Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.8125% 11/15/25(a)(b)	630,000	604,800
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7724% 4/30/25 (a)(b)	623,438	593,824
Compuware Corp. 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.0063% 8/23/25 (a)(b)	270,000	265,275
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2724% 11/29/24 (a)(b)	372,188	355,439
Dell International LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.53% 9/7/23 (a)(b)	518,115	496,960
DG Investment Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.5224% 2/1/25 (a)(b)	771,172	728,757
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.2724% 2/1/26 (a)(b)	55,000	51,700
Digicert Holdings, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.000% 6.5224% 10/31/24 (a)(b)	1,155,080	1,128,132
3 month U.S. LIBOR + 8.000% 10.5224% 10/31/25 (a)(b)	200,000	193,334
Dynatrace LLC:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.5224% 8/23/26 (a)(b)	41,029	40,140
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7724% 8/23/25 (a)(b)	485,000	468,631
EagleView Technology Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9551% 8/14/25 (a)(b)	325,000	308,750
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.4406% 2/9/23 (a)(b)	505,574	488,298
Electro Rent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.4874% 1/31/24 (a)(b)	134,315	131,796
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.78% 6/1/22 (a)(b)	918,111	875,648
EPV Merger Sub, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.7724% 3/8/26 (a)(b)	45,000	43,650
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7724% 3/8/25 (a)(b)	592,025	559,837
EXC Holdings III Corp. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 6.303% 12/2/24 (a)(b)	158,400	152,460
3 month U.S. LIBOR + 7.500% 9.8493% 12/1/25 (a)(b)	125,000	118,438
First Data Corp. Tranche B, term loan:
3 month U.S. LIBOR + 2.000% 4.5038% 7/10/22 (a)(b)	1,479,507	1,418,477
3 month U.S. LIBOR + 2.000% 4.5038% 4/26/24 (a)(b)	347,483	331,152
Global Payments, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.2724% 4/22/23 (a)(b)	303,823	290,911
Tranche B4 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.2724% 10/12/25 (a)(b)	500,000	475,415
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7724% 2/15/24 (a)(b)	985,871	939,535
Hyland Software, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.5224% 7/7/25 (a)(b)	40,000	39,250
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.0224% 7/1/24 (a)(b)	376,056	363,647
Infor U.S., Inc. Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.750% 5.2724% 2/1/22 (a)(b)	769,903	736,582
Kronos, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.791% 11/1/24 (a)(b)	960,000	946,205
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.541% 11/1/23 (a)(b)	1,683,163	1,596,194
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 6.6% 1/20/24 (a)(b)	706,101	684,035
3 month U.S. LIBOR + 9.000% 11.35% 1/20/25 (a)(b)	250,000	237,500
MA FinanceCo. LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 4.7724% 11/20/21 (a)(b)	397,000	377,150
Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.500% 5.0224% 6/21/24 (a)(b)	2,633,016	2,446,519
3 month U.S. LIBOR + 2.500% 5.0224% 6/21/24 (a)(b)	386,072	358,726
McAfee LLC Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 6.2724% 9/29/24 (a)(b)	1,134,500	1,100,942
3 month U.S. LIBOR + 8.500% 11.0056% 9/29/25 (a)(b)	229,167	226,875
MH Sub I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2538% 9/15/24 (a)(b)	444,994	421,075
Microchip Technology, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.53% 5/29/25 (a)(b)	904,333	855,346
Mitchell International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7724% 12/1/24 (a)(b)	253,087	243,440
NAVEX TopCo, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.78% 9/4/25 (a)(b)	199,500	187,031
Open Text Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.2724% 5/30/25 (a)(b)	183,613	179,848
Renaissance Holding Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7724% 5/31/25 (a)(b)	512,425	474,316
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.5224% 5/31/26 (a)(b)	225,000	206,251
Severin Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.6289% 8/1/25 (a)(b)	365,000	344,925
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.2562% 3/3/23 (a)(b)	1,228,207	1,155,288
Sophia L.P. term loan 3 month U.S. LIBOR + 3.250% 6.053% 9/30/22 (a)(b)	656,269	630,720
Sound Inpatient Physicians, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.2724% 6/28/25 (a)(b)	497,500	476,670
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.250% 4.7724% 4/16/25 (a)(b)	1,468,723	1,382,700
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.250% 4.7724% 4/16/25 (a)(b)	557,107	524,477
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.500% 4.7724% 4/16/25 (a)(b)	1,042,372	981,789
Sybil Software LLC. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.303% 9/30/23 (a)(b)	779,284	752,399
Syniverse Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.4551% 3/9/23 (a)(b)	397,000	353,993
Tempo Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.5224% 5/1/24 (a)(b)	615,625	587,922
TIBCO Software, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.01% 12/4/20 (a)(b)	225,788	222,024
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.8493% 9/28/24 (a)(b)	606,310	571,447
Uber Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3869% 4/4/25 (a)(b)	1,369,060	1,331,411
Vantiv LLC Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 4.19% 8/9/24 (a)(b)	371,250	355,316
Verscend Holding Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 7.0224% 8/27/25 (a)(b)	872,813	842,264
Vertafore, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 6.053% 7/2/25 (a)(b)	1,250,000	1,184,763
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 10.053% 7/2/26 (a)(b)	325,000	309,969
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 10.1704% 10/11/26 (a)(b)	235,119	232,180
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.1704% 10/11/25 (a)(b)	550,000	528,000
WEX, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7724% 7/1/23 (a)(b)	293,242	281,407

TOTAL TECHNOLOGY		39,916,489

Telecommunications - 7.5%
Altice Financing SA Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.2195% 7/15/25 (a)(b)	492,809	464,999
Blucora, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.5224% 5/22/24 (a)(b)	176,667	171,146
Ciena Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4701% 9/28/25 (a)(b)	45,000	43,088
Evo Payments International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.76% 12/22/23 (a)(b)	399,233	384,593
Frontier Communications Corp.:
Tranche A, term loan 3 month U.S. LIBOR + 2.750% 5.28% 3/31/21 (a)(b)	2,552,411	2,420,962
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.28% 6/15/24 (a)(b)	2,036,095	1,884,670
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.27% 5/31/25 (a)(b)	497,500	467,237
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2563% 11/27/23 (a)(b)	4,375,000	4,226,556
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 7.0063% 1/2/24 (a)(b)	200,000	198,200
Tranche B-5, term loan 6.625% 1/2/24	1,635,000	1,606,388
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7538% 2/22/24 (a)(b)	1,375,000	1,302,813
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7051% 7/17/25 (a)(b)	937,625	887,462
Onvoy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.303% 2/10/24 (a)(b)	309,488	274,413
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.5224% 2/1/24 (a)(b)	987,461	929,289
Sable International Finance Ltd. Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.250% 5.7724% 2/2/26 (a)(b)	750,000	721,605
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.53% 4/11/25 (a)(b)	721,375	690,154
Securus Technologies, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 11/1/24 (a)(b)(c)	300,000	288,000
Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 7.0224% 11/1/24 (a)(b)	569,436	546,659
3 month U.S. LIBOR + 8.250% 10.7724% 11/1/25 (a)(b)	175,000	168,000
SFR Group SA Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 5.2724% 7/31/25 (a)(b)	580,977	530,432
SpeedCast International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.136% 5/15/25 (a)(b)	125,000	119,375
Sprint Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.0625% 2/3/24 (a)(b)	1,582,412	1,501,978
Windstream Services LLC Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.250% 5.71% 2/17/24 (a)(b)	230,290	193,731

TOTAL TELECOMMUNICATIONS		20,021,750

Textiles/Apparel - 0.1%
ABB Optical Group LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.4905% 6/15/23 (a)(b)	263,925	252,048
Transportation Ex Air/Rail - 0.5%
IBC Capital Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.5507% 9/11/23 (a)(b)	372,188	357,765
International Seaways Operating Corp. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 8.53% 6/22/22 (a)(b)	679,118	666,385
Navios Maritime Partners LP Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.78% 9/14/20 (a)(b)	273,750	270,556

TOTAL TRANSPORTATION EX AIR/RAIL		1,294,706

Utilities - 2.8%
APLP Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.2724% 4/13/23 (a)(b)	322,059	313,405
Brookfield WEC Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.750% 9.2724% 8/1/26 (a)(b)	230,000	224,250
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2724% 8/1/25 (a)(b)	1,250,000	1,208,263
Dayton Power & Light Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.53% 8/24/22 (a)(b)	122,500	120,509
ExGen Renewables IV, LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.71% 11/28/24 (a)(b)	245,175	231,690
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 8.303% 11/13/21 (a)(b)	261,688	258,853
Houston Fuel Oil Terminal Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.28% 6/26/25 (a)(b)	1,069,625	1,045,558
Invenergy Thermal Operating I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.303% 8/28/25 (a)(b)	403,835	398,787
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 6.5224% 2/15/24 (a)(b)	324,226	300,719
LMBE-MC HoldCo II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 12/3/25 (a)(b)(c)	445,000	438,138
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 8.553% 12/19/20 (a)(b)	361,871	353,053
Pike Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.03% 3/23/25 (a)(b)	222,995	217,884
Tex Operations Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.522% 8/4/23 (a)(b)	748,114	719,641
Vertiv Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.7066% 11/30/23 (a)(b)	369,450	334,353
Vistra Operations Co. LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.000% 4.7724% 12/14/23 (a)(b)	367,500	352,495
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.000% 4.4729% 12/31/25 (a)(b)	870,625	835,922

TOTAL UTILITIES		7,353,520

TOTAL BANK LOAN OBLIGATIONS
(Cost $251,449,593)		239,138,946

Nonconvertible Bonds - 3.7%
Aerospace - 0.0%
DAE Funding LLC 4% 8/1/20 (e)	110,000	107,250
Chemicals - 0.1%
OCI NV 6.625% 4/15/23 (e)	95,000	93,338
TPC Group, Inc. 8.75% 12/15/20 (e)	215,000	204,250

TOTAL CHEMICALS		297,588

Containers - 0.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.25% 9/15/22 (e)	255,000	242,888
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
3 month U.S. LIBOR + 3.500% 5.9363% 7/15/21 (a)(b)(e)	145,000	144,456
6.875% 2/15/21 (a)	86,634	86,634
Silgan Holdings, Inc. 4.75% 3/15/25	180,000	167,850

TOTAL CONTAINERS		641,828

Diversified Financial Services - 0.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.625% 10/30/20	320,000	322,172
Financial & Risk U.S. Holdings, Inc. 6.25% 5/15/26 (e)	250,000	241,250

TOTAL DIVERSIFIED FINANCIAL SERVICES		563,422

Energy - 0.7%
Cheniere Corpus Christi Holdings LLC 7% 6/30/24	115,000	121,325
Chesapeake Energy Corp. 3 month U.S. LIBOR + 3.250% 5.6863% 4/15/19 (a)(b)	125,000	124,375
Citgo Petroleum Corp. 6.25% 8/15/22 (e)	385,000	372,488
Consolidated Energy Finance SA 3 month U.S. LIBOR + 3.750% 6.5382% 6/15/22 (a)(b)(e)	525,000	523,685
Denbury Resources, Inc.:
7.5% 2/15/24 (e)	125,000	100,625
9% 5/15/21 (e)	125,000	116,875
9.25% 3/31/22 (e)	125,000	115,313
W&T Offshore, Inc. 9.75% 11/1/23 (e)	500,000	437,500

TOTAL ENERGY		1,912,186

Environmental - 0.0%
Tervita Escrow Corp. 7.625% 12/1/21 (e)	105,000	100,013
Food/Beverage/Tobacco - 0.2%
Vector Group Ltd. 6.125% 2/1/25 (e)	450,000	382,500
Gaming - 0.1%
Scientific Games Corp. 5% 10/15/25 (e)	200,000	178,500
Healthcare - 0.8%
Community Health Systems, Inc. 6.25% 3/31/23	200,000	181,760
HCA Holdings, Inc. 4.25% 10/15/19	500,000	498,750
Tenet Healthcare Corp.:
4.625% 7/15/24	375,000	348,750
5.125% 5/1/25	375,000	349,688
7.5% 1/1/22 (e)	85,000	86,275
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (e)	125,000	116,563
6.5% 3/15/22 (e)	220,000	221,448
7% 3/15/24 (e)	250,000	252,500
9% 12/15/25 (e)	180,000	179,100

TOTAL HEALTHCARE		2,234,834

Insurance - 0.1%
HUB International Ltd. 7% 5/1/26 (e)	300,000	272,250
Leisure - 0.2%
Studio City Co. Ltd.:
5.875% 11/30/19 (e)	200,000	201,500
7.25% 11/30/21 (e)	265,000	269,937

TOTAL LEISURE		471,437

Restaurants - 0.1%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4.25% 5/15/24 (e)	250,000	230,203
Services - 0.1%
APX Group, Inc. 7.625% 9/1/23	170,000	137,275
Technology - 0.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (e)	78,000	77,770
4.42% 6/15/21 (e)	235,000	234,758
Uber Technologies, Inc. 7.5% 11/1/23 (e)	500,000	483,750

TOTAL TECHNOLOGY		796,278

Telecommunications - 0.4%
Altice Financing SA 7.5% 5/15/26 (e)	225,000	205,313
SFR Group SA:
6.25% 5/15/24 (e)	350,000	326,375
7.375% 5/1/26 (e)	485,000	444,988

TOTAL TELECOMMUNICATIONS		976,676

Textiles/Apparel - 0.0%
Eagle Intermediate Global Holding BV 7.5% 5/1/25 (e)	80,000	74,840
Transportation Ex Air/Rail - 0.2%
Avolon Holdings Funding Ltd. 5.125% 10/1/23 (e)	500,000	477,500
TOTAL NONCONVERTIBLE BONDS
(Cost $10,370,365)		9,854,580
	Shares	Value

Common Stocks - 0.1%
Energy - 0.1%
Expro Holdings U.S., Inc. (f)	7,968	167,328
Expro Holdings U.S., Inc. (e)(f)	2,922	61,362

TOTAL ENERGY		228,690

Metals/Mining - 0.0%
Warrior Metropolitan Coal, Inc.	887	21,386
TOTAL COMMON STOCKS
(Cost $392,895)		250,076

Money Market Funds - 4.3%
Fidelity Cash Central Fund, 2.42% (g)
(Cost $11,471,231)	11,471,231	11,473,526
TOTAL INVESTMENT IN SECURITIES - 98.0%
(Cost $273,684,084)		260,717,128
NET OTHER ASSETS (LIABILITIES) - 2.0%		5,429,750
NET ASSETS - 100%		$266,146,878

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) The coupon rate will be determined upon settlement of the loan after period end.

 (d) Non-income producing - Security is in default.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,577,363 or 2.8% of net assets.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$575,304
Total	$575,304

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$228,690	$--	$--	$228,690
Materials	21,386	21,386	--	--
Bank Loan Obligations	239,138,946	--	239,138,946	--
Corporate Bonds	9,854,580	--	9,854,580	--
Money Market Funds	11,473,526	11,473,526	--	--
Total Investments in Securities:	$260,717,128	$11,494,912	$248,993,526	$228,690

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.7%
Luxembourg	4.8%
Canada	2.0%
Others (Individually Less Than 1%)	4.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		December 31, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $262,212,853)	$249,243,602
Fidelity Central Funds (cost $11,471,231)	11,473,526
Total Investment in Securities (cost $273,684,084)		$260,717,128
Cash		1,943,862
Receivable for investments sold		7,029,775
Receivable for fund shares sold		480
Interest receivable		747,038
Distributions receivable from Fidelity Central Funds		33,732
Prepaid expenses		337
Other receivables		1,870
Total assets		270,474,222
Liabilities
Payable for investments purchased	$3,650,806
Payable for fund shares redeemed	444,882
Accrued management fee	131,219
Other affiliated payables	35,316
Other payables and accrued expenses	65,121
Total liabilities		4,327,344
Net Assets		$266,146,878
Net Assets consist of:
Paid in capital		$280,117,669
Total distributable earnings (loss)		(13,970,791)
Net Assets		$266,146,878
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($12,904,917 ÷ 1,351,647 shares)		$9.55
Investor Class:
Net Asset Value, offering price and redemption price per share ($253,241,961 ÷ 26,534,387 shares)		$9.54

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2018
Investment Income
Dividends		$1,102
Interest		11,946,871
Income from Fidelity Central Funds		575,304
Total income		12,523,277
Expenses
Management fee	$1,368,527
Transfer agent fees	247,482
Accounting fees and expenses	121,244
Custodian fees and expenses	25,532
Independent trustees' fees and expenses	1,298
Audit	67,445
Legal	1,275
Miscellaneous	1,143
Total expenses before reductions	1,833,946
Expense reductions	(5,070)
Total expenses after reductions		1,828,876
Net investment income (loss)		10,694,401
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(773,733)
Fidelity Central Funds	80
Total net realized gain (loss)		(773,653)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(12,535,282)
Fidelity Central Funds	(115)
Total change in net unrealized appreciation (depreciation)		(12,535,397)
Net gain (loss)		(13,309,050)
Net increase (decrease) in net assets resulting from operations		$(2,614,649)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2018	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,694,401	$7,030,547
Net realized gain (loss)	(773,653)	560,423
Change in net unrealized appreciation (depreciation)	(12,535,397)	(1,084,678)
Net increase (decrease) in net assets resulting from operations	(2,614,649)	6,506,292
Distributions to shareholders	(9,661,163)	–
Distributions to shareholders from net investment income	–	(5,585,917)
Total distributions	(9,661,163)	(5,585,917)
Share transactions - net increase (decrease)	91,338,767	33,533,365
Total increase (decrease) in net assets	79,062,955	34,453,740
Net Assets
Beginning of period	187,083,923	152,630,183
End of period	$266,146,878	$187,083,923
Other Information
Undistributed net investment income end of period		$1,532,569

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Floating Rate High Income Portfolio Initial Class

Years ended December 31,	2018	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$9.93	$9.86	$9.34	$9.73	$10.00
Income from Investment Operations
Net investment income (loss)B	.438	.402	.412	.400	.242
Net realized and unrealized gain (loss)	(.452)	(.027)	.445	(.408)	(.322)
Total from investment operations	(.014)	.375	.857	(.008)	(.080)
Distributions from net investment income	(.366)	(.305)	(.337)	(.359)	(.190)
Tax return of capital	–	–	–	(.023)	–
Total distributions	(.366)	(.305)	(.337)	(.382)	(.190)
Net asset value, end of period	$9.55	$9.93	$9.86	$9.34	$9.73
Total ReturnC,D,E	(.16)%	3.81%	9.18%	(.09)%	(.79)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.71%	.73%	.76%	.76%	.84%H
Expenses net of fee waivers, if any	.71%	.73%	.76%	.76%	.77%H
Expenses net of all reductions	.71%	.72%	.76%	.76%	.77%H
Net investment income (loss)	4.37%	4.01%	4.23%	4.03%	3.31%H
Supplemental Data
Net assets, end of period (000 omitted)	$12,905	$6,602	$6,810	$7,326	$10,912
Portfolio turnover rateI	45%	68%	54%	55%	41%H

 A For the period April 9, 2014 (commencement of operations) to December 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Floating Rate High Income Portfolio Investor Class

Years ended December 31,	2018	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$9.93	$9.86	$9.34	$9.73	$10.00
Income from Investment Operations
Net investment income (loss)B	.434	.398	.409	.394	.238
Net realized and unrealized gain (loss)	(.461)	(.025)	.446	(.402)	(.322)
Total from investment operations	(.027)	.373	.855	(.008)	(.084)
Distributions from net investment income	(.363)	(.303)	(.335)	(.359)	(.186)
Tax return of capital	–	–	–	(.023)	–
Total distributions	(.363)	(.303)	(.335)	(.382)	(.186)
Net asset value, end of period	$9.54	$9.93	$9.86	$9.34	$9.73
Total ReturnC,D,E	(.30)%	3.79%	9.16%	(.09)%	(.83)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.74%	.76%	.79%	.79%	.82%H
Expenses net of fee waivers, if any	.74%	.76%	.79%	.79%	.80%H
Expenses net of all reductions	.74%	.76%	.79%	.79%	.80%H
Net investment income (loss)	4.33%	3.97%	4.20%	3.99%	3.28%H
Supplemental Data
Net assets, end of period (000 omitted)	$253,242	$180,482	$145,821	$106,675	$95,300
Portfolio turnover rateI	45%	68%	54%	55%	41%H

 A For the period April 9, 2014 (commencement of operations) to December 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2018

1. Organization.

VIP Floating Rate High Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$86,592
Gross unrealized depreciation	(12,847,357)
Net unrealized appreciation (depreciation)	$(12,760,765)
Tax Cost	$273,477,893

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$2,304,095
Capital loss carryforward	$(3,514,121)
Net unrealized appreciation (depreciation) on securities and other investments	$(12,760,765)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(1,263,983)
Long-term	(2,250,138)
Total capital loss carryforward	$(3,514,121)

The tax character of distributions paid was as follows:

	December 31, 2018	December 31, 2017
Ordinary Income	$9,661,163	$ 5,585,917

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchase and Sales of Investments.

Purchases and sales of securities (including principal repayments of bank loan obligations), other than short-term securities, aggregated $189,660,498 and $99,960,620, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of class-level average net assets. The annual rate for Investor Class is .10% and the annual rate for all other classes is .07%. For the period, transfer agent fees for each class were as follows:

Initial Class	$7,754
Investor Class	239,728
$247,482

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annual rate of .05%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $438 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3,945.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,124.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended December 31, 2018	Year ended December 31, 2017
Distributions to shareholders
Initial Class	$463,181	$–
Investor Class	9,197,982	–
Total	$9,661,163	$–
From net investment income
Initial Class	$–	$197,742
Investor Class	–	5,388,175
Total	$–	$5,585,917

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2018	Year ended December 31, 2017
Initial Class
Shares sold	1,122,777	241,723	$11,274,590	$2,419,257
Reinvestment of distributions	48,021	19,974	463,181	197,742
Shares redeemed	(483,839)	(287,612)	(4,817,338)	(2,885,204)
Net increase (decrease)	686,959	(25,915)	$6,920,433	$(268,205)
Investor Class
Shares sold	13,087,336	5,485,722	$131,674,927	$54,876,350
Reinvestment of distributions	952,701	544,260	9,195,129	5,388,175
Shares redeemed	(5,685,256)	(2,640,124)	(56,451,722)	(26,462,955)
Net increase (decrease)	8,354,781	3,389,858	$84,418,334	$33,801,570

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 99% of the total outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Variable Insurance Products Fund and Shareholders of VIP Floating Rate High Income Portfolio:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VIP Floating Rate High Income Portfolio (one of the funds constituting Variable Insurance Products Fund, referred to hereafter as the "Fund") as of December 31, 2018, the related statement of operations for the year ended December 31, 2018, the statement of changes in net assets for each of the two years in the period ended December 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2018 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodian, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 14, 2019

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 283 funds. Mr. Chiel oversees 154 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with Fidelity to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Chair (2018-present) and Member (2013-present) of the Board of Governors, State University System of Florida and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present) and as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), a Director of Fortune Brands, Inc. (consumer products, 2000-2011), and a member of the Board of Trustees of the University of Florida (2013-2018).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Carol B. Tomé (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Tomé also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Tomé is Chief Financial Officer (2001-present) and Executive Vice President of Corporate Services (2007-present) of The Home Depot, Inc. (home improvement retailer) and a Director (2003-present) and Chair of the Audit Committee (2004-present) of United Parcel Service, Inc. (package delivery and supply chain management). Previously, Ms. Tomé served as Trustee of certain Fidelity® funds (2017), Senior Vice President of Finance and Accounting/Treasurer (2000-2007) and Vice President and Treasurer (1995-2000) of The Home Depot, Inc. and Chair of the Board (2010-2012), Vice Chair of the Board (2009 and 2013), and a Director (2008-2013) of the Federal Reserve Bank of Atlanta. Ms. Tomé is also a director or trustee of many community and professional organizations.

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Member of the Advisory Board [Include if document contains trusts for which the individual serves as Advisory Board Member and trusts for which he/she does not serve as Advisory Board Member:of Name(s) of Trust(s)]

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a Director of Andeavor Logistics LP (natural resources logistics, 2015-2018), a Director of Post Oak Bank (privately-held bank, 2004-2018), a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), an Advisory Director of Riverstone Holdings (private investment), a Director of Spinnaker Exploration Company (exploration and production, 2001-2005) and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Global Equity Research (2016-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Global Equity Research (2018-present) and is an employee of Fidelity Investments (2013-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2018 to December 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2018	Ending Account Value December 31, 2018	Expenses Paid During Period-B July 1, 2018 to December 31, 2018
Initial Class	.70%
Actual		$1,000.00	$981.50	$3.50
Hypothetical-C		$1,000.00	$1,021.68	$3.57
Investor Class	.73%
Actual		$1,000.00	$980.10	$3.64
Hypothetical-C		$1,000.00	$1,021.53	$3.72

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

A total of 1.2957% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Board Approval of Investment Advisory Contracts

VIP Floating Rate High Income Portfolio

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders, including the expense cap arrangement currently in place for the fund; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

VIPFHI-ANN-0219
1.9859331.104

Item 2.

Code of Ethics

As of the end of the period, December 31, 2018, Variable Insurance Products Fund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR,that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to VIP Floating Rate High Income Portfolio (the “Fund”):

Services Billed by PwC

December 31, 2018 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP Floating Rate High Income Portfolio	$61,000	$5,200	$3,500	$2,600

December 31, 2017 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP Floating Rate High Income Portfolio	$61,000	$5,500	$3,700	$2,700

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

Services Billed by PwC

	December 31, 2018A	December 31, 2017A
Audit-Related Fees	$7,930,000	$8,470,000
Tax Fees	$20,000	$160,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	December 31, 2018A	December 31, 2017A
PwC	$11,135,000	$10,725,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Fund, taking into account representations from PwC, in accordance with Public Company Accounting Oversight

Board rules, regarding its independence from the Fund and its related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) for the Fund provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 25, 2019

By:	/s/John. J. Burke III
John J. Burke III
Chief Financial Officer

Date:	February 25, 2019